Stock-Based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Shares
Outstanding, beginning balance (in shares)	14,219,800	10,364,520	17,101,000
Granted (in shares)	40,000	5,060,720	3,114,240
Exercised (in shares)	(3,173,728)	(328,600)	(1,947,760)
Repurchased (in shares)			(7,136,480)
Forfeited or expired (in shares)	(502,995)	(876,840)	(766,480)
Outstanding, ending balance (in shares)	10,583,077	14,219,800	10,364,520	17,101,000
Vested and exercisable at end of period (in shares)	7,002,237
Weighted-Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 2.97	$ 2.73	$ 1.47	$ 0.52
Granted (in dollars per share)	12.01	4.93	2.90
Exercised (in dollars per share)	1.84	0.68	0.19
Repurchased (in dollars per share)			0.24
Forfeited and expired (in dollars per share)	4.07	1.92	0.98
Outstanding, ending balance (in dollars per share)	2.73	1.47	0.52
Vested and exercisable at end of period (in dollars per share)	2.24
Weighted-Average Grant Date Fair Value
Outstanding, beginning balance (in dollars per share)	1.25	0.71	0.20
Granted (in dollars per share)	11.52	2.22	1.60
Exercised (in dollars per share)	0.71
Forfeited or expire (in dollars per share)	1.70
Outstanding, ending balance (in dollars per share)	1.43	$ 1.25	$ 0.71	$ 0.20
Vested and exercisable at end of period (in dollars per share)	$ 1.08
Weighted-Average Remaining Contractual Term (years)
Outstanding	7 years 3 months 18 days	7 years 10 months 24 days	8 years 1 month 6 days	7 years 6 months
Vested and exercisable	6 years 9 months 18 days
Aggregate Intrinsic Value (in thousands)
Outstanding, beginning balance	$ 131,893	$ 18,952	$ 10,328
Granted	312
Exercised	58,274	3,724	6,046
Canceled, forfeited or expired	8,216
Outstanding, ending balance	200,938	$ 131,893	$ 18,952	$ 10,328
Vested and exercisable	$ 138,061